Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of significant components of income tax expense (benefit)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current
Federal	$—	$(36,515)	$18,364
State	1,216	(5,686)	5,360

	1,216	(42,201)	23,724

Deferred
Federal	$27,936	$37,150	$(44,158)
State	3,397	6,618	(7,832)

	31,333	43,768	(51,990)

Income tax expense (benefit)	$32,549	$1,567	$(28,266)

Schedule of reconciliation between income tax expense (benefit) and amounts computed at the statutory federal income tax rate

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Income tax expense (benefit) computed at the statutory federal rate	$30,025	$(368)	$28,696
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	2,999	132	5,033
Nondeductible meals	910	538	436
Change in tax law—Medicare Part D Subsidy	—	—	1,341
Change in valuation allowance	—	—	(57,530)
Change in uncertain tax positions	—	(1,983)	(5,980)
Effect of change in state apportionment rates and tax rates	—	2,624	—
Settlement of prior year tax matters	—	618	—
Other	(1,385)	6	(262)

Income tax expense (benefit)	$32,549	$1,567	$(28,266)

Schedule of the components of deferred tax asset and liabilities

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Accumulated pension and other postretirement benefits	$135,922	$120,958
Leases	5,610	6,491
Air traffic liability	10,745	9,745
Federal and state net operating loss carryforwards	75,223	39,271
Alternative minimum tax credit carryforwards	5,909	4,563
Other assets	25,814	22,466

Total deferred tax assets	$259,223	$203,494

Deferred tax liabilities:
Intangible assets	$(10,169)	$(16,429)
Plant and equipment, principally accelerated depreciation	(187,222)	(104,754)
Other liabilities	(7,781)	(7,456)

Total deferred tax liabilities	(205,172)	(128,639)

Net deferred tax asset	$54,051	$74,855

Schedule of reconciliation of beginning and ending amounts of unrecognized tax benefits related to uncertain tax positions

	2012	2011	2010
	(in thousands)
Balance at January 1	$—	$1,983	$8,577
Increases related to prior year tax positions	—	—	686
Decreases related to prior year tax positions	—	(367)	—
Settlements with taxing authority	—	(490)	(1,133)
Effect of the expiration of statutes of limitation	—	(1,126)	(6,147)

Balance at December 31	$—	$—	$1,983